Rule 497(e)

Registration Nos. 333-264900 and 811-23801

Bitwise Funds Trust
(the “Trust”)

Bitwise Web3 ETF

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF

Bitwise Bitcoin Standard Corporations ETF

Bitwise COIN Option Income Strategy ETF

Bitwise MARA Option Income Strategy ETF

Bitwise MSTR Option Income Strategy ETF

Bitwise GME Option Income Strategy ETF

Bitwise Bitcoin Option Income Strategy ETF

Bitwise Ethereum Option Income Strategy ETF

Bitwise BITQ Option Income Strategy ETF

Bitwise Crypto Industry Innovators ETF

Bitwise CRCL Option Income Strategy ETF

(each, a “Fund,” and together, the “Funds”)

October 9, 2025

Supplement To Each Fund’s

Statement of Additional Information

Effective immediately, David Fogel no longer serves on the Board of Trustees of the Trust and Katherine Dowling no longer serves as an officer of the Trust. Accordingly, all references to David Fogel and Katherine Dowling in each Fund’s Statement of Additional Information are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE